Equity and dividends (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 30, 2011	Nov. 30, 2013 item	Nov. 30, 2012 item	Nov. 30, 2011 item
Equity and dividends
Number of classes of authorized share capital		3
Common shares, authorized shares		70,000	70,000
Preference shares, authorized		1,000	1,000
Deferred shares, authorized		1,200	1,200
Common shares, par value (in dollars per share)		$ 0.01	$ 0.01
Preference shares, par value (in dollars per share)		$ 0.01	$ 0.01
Deferred shares, par value (in dollars per share)		$ 0.01	$ 0.01
Common shares, outstanding shares		27,563	27,024
Number of votes per common share		1
Minimum number of series of preference shares authorized for issuance		1
Preference shares, outstanding		0
Deferred shares, outstanding		0
Amount per share to be paid to holders of all other classes of shares then in issue for return of capital to deferred shareholders (in dollars per share)		$ 1,000,000
Repurchases of Common Shares
Additional authorized share repurchase amount under the plan (in dollars)	$ 50,000
Shares repurchased under the plan		0	1,199	3,602
Aggregate cost of shares repurchased under plan (in dollars)			13,600	32,290
Dividends
Number of dividends declared to common shareholders		4	4	2
Dividends declared (in dollars per share)		$ 2.30	$ 0.29	$ 0.11
Dividends declared (in dollars)		62,234	8,017	2,980
Dividends paid (in dollars)		$ 62,234	$ 9,538	$ 1,459
Special cash dividend declared per common share (in dollars per share)		$ 2.00